INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS
Cost	$ 194,938	$ 143,126
Accumulated amortization	110,688	105,233
Net book value	84,250	37,893
Estimated annual amortization expense
2016	12,441
2017	12,003
2018	11,206
2019	9,420
2020	7,692
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost	14,285	14,919
Accumulated amortization	8,701	8,114
Net book value	5,584	6,805
Licenses [Member]
INTANGIBLE ASSETS
Cost	54,622	58,302
Accumulated amortization	53,143	54,866
Net book value	1,479	3,436
Intellectual property [Member]
INTANGIBLE ASSETS
Cost	17,622	8,418
Accumulated amortization	9,231	7,081
Net book value	8,391	1,337
Customer relationships [Member]
INTANGIBLE ASSETS
Cost	89,638	52,989
Accumulated amortization	35,543	31,060
Net book value	54,095	21,929
Brand [Member]
INTANGIBLE ASSETS
Cost	5,787
Accumulated amortization	252
Net book value	5,535
In-process research and development [Member]
INTANGIBLE ASSETS
Cost	12,984	8,498
Accumulated amortization	3,818	4,112
Net book value	$ 9,166	$ 4,386